Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	September 30, 2022
Assets:
Cash and marketable securities held in Trust Account	1	$172,580,609	$105,664,618

Liabilities:
Warrant Liabilities – Public Warrants	1	5,180,136	1,035,000
Warrant Liabilities – Private Placement Warrants	3	3,131,574	624,000
Working Capital Loan	3	—	528,300

The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the accompanying condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed consolidated statements of operations.

As of September 30, 2022 and December 31, 2021, the Private Placement Warrants were valued using a binomial lattice model which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the closing date of the Initial Public Offering was derived from observable Public Warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. As of September 30, 2022 and December 31, 2021, the Public Warrants were valued using the level 1 quoted prices in an active market.

The following table provides quantitative information regarding Level 3 fair value measurements for Private Placement Warrants at September 30, 2022 and December 31, 2021:

	As of September 30, 2022	As of December 31, 2021
Stock price	$10.05	$9.84
Strike price	$11.50	$11.50
Volatility	3.0%	12.2%
Risk-free rate	4.20%	1.17%
Probability of Business Combination occurring	50%	75%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.12	$0.60

The following table presents the changes in the fair value of Level 3 warrant liabilities for the three and nine months ended September 30, 2021:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 11, 2021	3,744,000	6,210,000	9,954,000
Change in valuation inputs or other assumptions	(832,000)	(1,380,000)	(2,212,000)
Transfer to Level 1	—	(4,830,000)	(4,830,000)
Fair value as of March 31, 2021	2,912,000	—	2,912,000
Change in valuation inputs or other assumptions	988,000	—	988,000
Fair value as of June 30, 2021	3,900,000	—	3,900,000
Change in valuation inputs or other assumptions	(513,926)	—	(513,926)
Fair value as of September 30, 2021	$3,386,074	$—	$3,386,074

The following table presents the changes in the fair value of Level 3 warrant liabilities for the three and nine months ended September 30, 2022:

Private Placement
Fair value as of January 1, 2022	$3,131,574
Change in fair value	(2,403,574)
Fair value as of March 31, 2022	728,000
Change in fair value	(157,111)
Fair value as of June 30, 2022	570,889
Change in fair value	53,111
Fair value as of September 30, 2022	$624,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the three and nine months ended September 30, 2021 was $4,830,000. There were no transfers from Level 3 to any other levels during the three and nine months ended September 30, 2022.

The Working Capital Loan was measured at fair value as of the date of the initial borrowing on January 31, 2022 and for subsequent borrowings on April 1, 2022 and June 30, 2022, and as of September 30, 2022. The discounted cash flow method was used to value the debt component of the Working Capital Loan and the Black Scholes Option Pricing Model was used to value the debt conversion option. There were no transfers out of Level 3 to other levels in the fair value hierarchy during the three and nine months ended September 30, 2022 for the Working Capital Loan.

The following table provides quantitative information regarding Level 3 fair value measurements for the Working Capital Loan at September 30, 2022, June 30, 2022, April 1, 2022 and January 31, 2022:

	As of September 30, 2022	As of June 30, 2022	As of April 1, 2022	As of January 31, 2022
Stock price	$10.05	$9.99	$9.94	$9.87
Strike price	$11.50	$11.50	$11.50	$11.50
Volatility	0.0%	10.1%	3.8%	9.1%
Risk-free rate	4.01%	2.98%	2.40%	2.40%
Probability of Business Combination occurring	50%	75%	75%	75%
Dividend yield	0.0%	0.0%	0.0%	0.0%

The following contains additional information regarding the inputs used in the pricing models:

•        Term — the expected life of the warrants was assumed to be equivalent to their remaining contractual term.

•        Risk-free rate — the risk-free interest rate is based on the U.S. treasury yield curve in effect on the date of valuation equal to the remaining expected life of the Warrants.

•        Volatility — the Company estimated the volatility of its common stock warrants based on implied volatility and actual historical volatility of a group of comparable publicly traded companies observed over a historical period equal to the expected remaining life of the Warrants.

•        Dividend yield — the dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the Private Placement Warrants.

The following table presents the changes in the fair value of Level 3 Working Capital Loan for the three and nine months ended September 30, 2022:

Working Capital Loan
Fair value as of January 1, 2022	$—
Initial measurement at January 31, 2022 – $350,000 draw	264,900
Change in fair value	(5,400)
Fair value as of March 31, 2022	259,500
Initial measurement at April 1, 2022 – $112,500 draw	83,396
Initial measurement at June 30, 2022 – $250,000 draw	184,807
Change in fair value	(1,003)
Fair value as of June 30, 2022	526,700
Initial measurement at September 30, 2022 – $360,000 draw	177,331
Change in fair value	(175,731)
Fair value as of September 30, 2022	$528,300

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period.

NOTE 11 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$172,580,609

Liabilities:
Warrant Liabilities – Public Warrants	1	5,180,136
Warrant Liabilities – Private Placement Warrants	3	3,131,574

The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

As of December 31, 2021, the Private Placement Warrants were valued using a binomial lattice model which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the closing date of the Initial Public Offering was derived from observable Public Warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. As of December 31, 2021, the Public Warrants were valued using the level 1 quoted prices in an active market.

The following table provides quantitative information regarding Level 3 fair value measurements for both public and private placement warrants at January 11, 2021 and for private placement warrants only at December 31, 2021:

	At January 11, 2021 (Initial Measurement)	As of December 31, 2021
Stock price	$9.64	$9.84
Strike price	$11.50	$11.50
Volatility	14.1%	12.2%
Risk-free rate	0.56%	1.17%
Probability of Business Combination occurring	75%	75%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.72	$0.60

The following contains additional information regarding the inputs used in the pricing models:

•        Term — the expected life of the warrants was assumed to be equivalent to their remaining contractual term.

•        Risk-free rate — the risk-free interest rate is based on the U.S. treasury yield curve in effect on the date of valuation equal to the remaining expected life of the Warrants.

•        Volatility — the Company estimated the volatility of its common stock warrants based on implied volatility and actual historical volatility of a group of comparable publicly traded companies observed over a historical period equal to the expected remaining life of the Warrants.

•        Dividend yield — the dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the Private Placement Warrants.

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 11, 2021	3,744,000	6,210,000	9,954,000
Change in fair value	(612,426)	(1,380,000)	(1,992,426)
Transfer to Level 1	—	(4,830,000)	(4,830,000)
Fair value as of December 31, 2021	3,131,574	—	3,131,574

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. Due to the use of quoted prices in an active market (Level 1) to measure the fair values of the Public Warrants subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $4.8 million during the year ended December 31, 2021.